Note 10 - Maxxon/Globe Joint Venture Agreement (Details) (USD $)	1 Months Ended		12 Months Ended
	Oct. 21, 2011	Nov. 30, 2005	Dec. 31, 2007	Nov. 03, 2005
Equity Method Investments and Joint Ventures [Abstract]
Percentage Of Definitive Joint Venture Agreement				50.00%
Stock Issued During Period, Value, Restricted Stock Award, Gross		$ 625,066	$ 10,000
Granted Request For Summary Judgment Awarded	$ 311,440
Return Of Common Stock (in Shares)	266,667